Commitments, Guarantees and Contingent Liabilities (Amounts Due of Certain Computer Systems Operated and Maintained under Non-cancelable Contracts with Third-party Service Providers) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Within one year	¥ 4,762	¥ 6,218
More than one year	6,511	7,954
Total	¥ 11,273	¥ 14,172